Dynamic Allocation Fund Investment Objectives and Goals - Dynamic Allocation Fund	May 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary: Dynamic Allocation Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objectives are capital appreciation and current income while managing net equity exposure.